Financial Instruments (Details 7) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Maximum additional consideration under the agreement [Member]
Disclosure of fair value measurement of assets [line items]
Additional consideration for the business results of DBS (second additional consideration)	₪ 170	₪ 170
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Additional consideration for the business results of DBS (second additional consideration)	₪ 43	₪ 84